Quarterly Holdings Report
for
Fidelity® Puritan® K6 Fund
May 31, 2026
PUR-K6-NPRT3-0726
1.9893907.106
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (d)(f) (Cost $2,532,038)	256,461	2,396,017

Common Stocks - 68.9%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
BHP Group Ltd ADR (a)	112,887	10,036,783
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	42,821	12,571,513
CANADA - 1.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	16,526	1,855,601
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Imperial Oil Ltd	54,150	6,424,630
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (b)	12,448	1,477,702
Materials - 0.7%
Chemicals - 0.3%
Nutrien Ltd (United States) (a)	97,267	6,667,652
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA (United States)	3,834	702,197
Franco-Nevada Corp	33,532	7,767,584
Orla Mining Ltd	32,043	429,983
		8,899,764
TOTAL MATERIALS		15,567,416
TOTAL CANADA		25,325,349
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Antofagasta PLC	108,217	5,972,254
Lundin Mining Corp	283,206	8,459,307

TOTAL CHILE		14,431,561
CHINA - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
BYD Co Ltd H Shares	78,037	908,403
Industrials - 0.1%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	10,000	626,640
Machinery - 0.1%
Sany Heavy Equipment International Holdings Co Ltd	847,299	832,498
TOTAL INDUSTRIALS		1,459,138
TOTAL CHINA		2,367,541
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	79,887	2,842,379
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Auto1 Group SE (a)(b)	39,195	1,042,349
ITALY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA non-voting shares	63,029	6,063,684
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC	23,200	677,208
TOTAL ITALY		6,740,892
JAPAN - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	13,125	637,123
LUXEMBOURG - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA depository receipt	138,491	9,612,660
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	15,719	3,007,045
NETHERLANDS - 1.0%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (b)	14,786	12,360,948
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	5,441	8,775,027
NXP Semiconductors NV	5,393	1,733,041
TOTAL INFORMATION TECHNOLOGY		10,508,068
TOTAL NETHERLANDS		22,869,016
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frontline PLC (a)	34,883	1,209,394
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Epiroc AB A Shares	170,500	5,043,977
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	68,836	28,804,424
UNITED KINGDOM - 0.6%
Consumer Staples - 0.6%
Tobacco - 0.6%
British American Tobacco PLC	233,300	14,435,811
UNITED STATES - 62.1%
Communication Services - 6.3%
Entertainment - 0.2%
Lionsgate Studios Corp (b)	48,976	702,806
LiveOne Inc (b)	41,664	275,816
Netflix Inc (b)	41,774	3,593,399
PodcastOne Inc (b)	19,962	98,612
		4,670,633
Interactive Media & Services - 6.1%
Alphabet Inc Class A	41,578	15,813,777
Alphabet Inc Class C	245,249	92,319,081
Meta Platforms Inc Class A	57,121	36,129,603
		144,262,461
TOTAL COMMUNICATION SERVICES		148,933,094
Consumer Discretionary - 5.5%
Automobiles - 0.4%
Tesla Inc (b)	19,483	8,490,497
Waymo LLC Class B (c)(d)	700	115,024
		8,605,521
Broadline Retail - 3.2%
Amazon.com Inc (b)	281,362	76,147,812
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp Ltd	17,033	477,946
Cava Group Inc (a)(b)	38,831	3,015,615
Hilton Worldwide Holdings Inc	12,102	3,965,341
Marriott International Inc/MD Class A1	915	343,674
Starbucks Corp	43,184	4,282,125
Viking Holdings Ltd (b)	122,747	11,306,227
Wingstop Inc (a)	17,131	2,688,882
		26,079,810
Household Durables - 0.4%
SharkNinja Inc (b)	12,969	1,580,791
Somnigroup International Inc	34,529	2,444,998
Toll Brothers Inc	32,226	4,464,591
		8,490,380
Specialty Retail - 0.4%
Revolve Group Inc Class A (b)	6,339	124,243
Ross Stores Inc	5,142	1,191,556
TJX Cos Inc/The	42,918	6,641,561
Victoria's Secret & Co (b)	7,944	436,920
Warby Parker Inc Class A (b)	8,241	202,069
Williams-Sonoma Inc	7,022	1,429,469
		10,025,818
Textiles, Apparel & Luxury Goods - 0.0%
Ralph Lauren Corp Class A	2,042	743,084
TOTAL CONSUMER DISCRETIONARY		130,092,425
Consumer Staples - 0.8%
Beverages - 0.0%
Constellation Brands Inc Class A	10,315	1,431,928
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc (b)	53,366	6,213,937
Food Products - 0.3%
Archer-Daniels-Midland Co	25,805	2,058,723
Bunge Global SA	41,733	5,145,679
		7,204,402
Household Products - 0.1%
Kimberly-Clark Corp (a)	16,623	1,622,405
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A (a)	39,305	3,496,180
TOTAL CONSUMER STAPLES		19,968,852
Energy - 2.7%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	133,676	8,539,223
Halliburton Co	67,052	2,604,970
SLB Ltd	62,017	3,383,027
		14,527,220
Oil, Gas & Consumable Fuels - 2.1%
APA Corp	169,553	6,176,816
Chevron Corp	30,607	5,584,553
ConocoPhillips	44,802	5,106,532
Energy Transfer LP	49,822	955,088
Exxon Mobil Corp	128,667	18,690,168
Marathon Petroleum Corp	16,405	4,081,072
Ovintiv Inc	72,340	4,053,934
Permian Resources Holdings Inc/DE Class A	50,653	974,057
Range Resources Corp	40,027	1,559,052
Targa Resources Corp	3,045	776,688
Valero Energy Corp	3,623	886,983
Williams Cos Inc/The	16,738	1,194,926
		50,039,869
TOTAL ENERGY		64,567,089
Financials - 5.3%
Banks - 0.7%
First Horizon Corp	239,340	5,799,208
JPMorgan Chase & Co	14,906	4,461,515
US Bancorp	98,646	5,410,733
		15,671,456
Capital Markets - 3.2%
Bank of New York Mellon Corp/The	109,932	15,327,819
Cboe Global Markets Inc	34,860	11,627,902
Charles Schwab Corp/The	25,104	2,192,834
CME Group Inc Class A	10,029	2,743,333
Goldman Sachs Group Inc/The	3,531	3,621,252
KKR & Co Inc Class A	28,332	2,718,172
Morgan Stanley	92,890	19,321,120
Northern Trust Corp	28,306	4,683,228
Robinhood Markets Inc Class A (b)	30,182	2,846,163
State Street Corp	72,624	11,303,199
		76,385,022
Financial Services - 0.9%
Mastercard Inc Class A	29,793	14,717,146
Visa Inc Class A	21,649	7,065,368
		21,782,514
Insurance - 0.5%
AFLAC Inc	6,634	745,794
Chubb Ltd	32,796	10,223,497
		10,969,291
TOTAL FINANCIALS		124,808,283
Health Care - 5.1%
Biotechnology - 1.8%
Biogen Inc (b)	45,878	8,992,088
Blueprint Medicines Corp rights (b)(c)	1,291	0
Centessa Pharmaceuticals PLC ADR (b)	10,706	425,671
Cogent Biosciences Inc (b)	52,804	1,846,028
Cytokinetics Inc (b)	23,390	1,795,416
Gilead Sciences Inc	92,458	12,429,129
Insmed Inc (b)	60,614	6,480,243
Madrigal Pharmaceuticals Inc (b)	618	307,312
Mirum Pharmaceuticals Inc (b)	7,625	773,938
Moderna Inc (b)	163,099	7,696,642
Nuvalent Inc Class A (b)	14,318	1,580,564
Revolution Medicines Inc (b)	4,891	770,235
		43,097,266
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp (b)	24,013	1,160,068
Edwards Lifesciences Corp (b)	24,767	2,141,602
Medline Inc Class A (a)	243,282	8,894,390
		12,196,060
Health Care Providers & Services - 0.6%
UnitedHealth Group Inc	38,646	14,697,460
Life Sciences Tools & Services - 0.2%
Danaher Corp	19,418	3,547,086
Thermo Fisher Scientific Inc	2,768	1,363,268
		4,910,354
Pharmaceuticals - 2.0%
Eli Lilly & Co	22,206	24,537,631
Johnson & Johnson	25,326	5,706,708
Merck & Co Inc	61,238	7,270,175
Roche Holding AG	15,380	6,488,545
Structure Therapeutics Inc ADR (b)	17,264	679,166
Viatris Inc	42,074	684,123
		45,366,348
TOTAL HEALTH CARE		120,267,488
Industrials - 9.2%
Aerospace & Defense - 1.8%
Anduril Industries Inc Class B (c)(d)	1,199	82,671
Anduril Industries Inc Class C (c)(d)	1	67
Beta Technologies Inc Class A (b)	19,000	348,460
Boeing Co (b)	71,117	16,438,695
BWX Technologies Inc	5,589	1,094,773
Carpenter Technology Corp	9,632	4,517,215
Curtiss-Wright Corp	493	368,572
Howmet Aerospace Inc	36,955	9,543,629
Karman Holdings Inc (b)	11,391	654,983
Space Exploration Technologies Corp (b)(c)(d)	9,325	982,109
Textron Inc	50,087	4,595,983
Woodward Inc	7,986	2,795,340
		41,422,497
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	36,621	6,542,342
Building Products - 0.5%
Madison Air Solutions Corp Class A	14,403	626,098
Simpson Manufacturing Co Inc	16,373	3,106,613
Trane Technologies PLC	19,536	8,816,597
		12,549,308
Construction & Engineering - 0.9%
Dycom Industries Inc (b)	17,435	8,891,850
EMCOR Group Inc	8,151	6,739,410
Granite Construction Inc	33,035	4,520,509
		20,151,769
Electrical Equipment - 1.1%
Eaton Corp PLC	5,141	2,059,485
Emerson Electric Co	17,343	2,494,270
GE Vernova Inc	7,434	7,198,491
Nextpower Inc Class A (b)	50,465	7,892,726
Regal Rexnord Corp	26,069	5,259,681
		24,904,653
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	4,873	1,347,043
Norfolk Southern Corp	18,586	5,667,987
Old Dominion Freight Line Inc	42,072	9,472,511
XPO Inc (b)	3,193	684,100
		17,171,641
Machinery - 3.1%
AGCO Corp	6,145	689,961
Allison Transmission Holdings Inc	5,994	680,499
Caterpillar Inc	3,155	2,763,370
Cummins Inc	22,053	14,260,132
Deere & Co	22,723	12,319,956
Dover Corp	36,288	7,669,832
ITT Inc	15,011	2,927,145
Oshkosh Corp	9,605	1,248,650
PACCAR Inc	71,793	7,923,793
Parker-Hannifin Corp	9,271	7,830,565
RBC Bearings Inc (b)	1,813	1,036,963
Terex Corp	47,974	2,791,127
Westinghouse Air Brake Technologies Corp	40,964	10,698,158
		72,840,151
Passenger Airlines - 0.4%
Delta Air Lines Inc	101,937	8,407,764
Southwest Airlines Co	15,003	644,379
		9,052,143
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	3,170	963,078
Ferguson Enterprises Inc	9,051	2,045,254
United Rentals Inc	2,742	2,730,127
WW Grainger Inc	2,474	3,053,510
		8,791,969
TOTAL INDUSTRIALS		213,426,473
Information Technology - 23.6%
Communications Equipment - 0.3%
Arista Networks Inc (b)	43,010	6,858,805
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	48,604	7,230,331
Coherent Corp (b)	8,504	3,073,941
Corning Inc	29,149	5,280,633
Flex Ltd (b)	19,876	2,996,903
Jabil Inc	26,653	9,716,618
Keysight Technologies Inc (b)	1,428	483,135
		28,781,561
IT Services - 0.1%
Okta Inc Class A (b)	6,975	859,807
Twilio Inc Class A (b)	9,689	1,847,111
		2,706,918
Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices Inc (b)	13,568	7,002,445
Analog Devices Inc	34,304	14,196,710
Applied Materials Inc	37,688	16,961,861
ARM Holdings PLC ADR (b)	12,832	4,533,417
Broadcom Inc	57,077	25,500,291
Enphase Energy Inc (a)(b)	10,060	687,702
Entegris Inc	3,268	453,566
First Solar Inc (b)	6,804	2,087,399
Intel Corp (b)(e)	236,370	27,106,912
KLA Corp	9,230	17,737,383
Lam Research Corp	45,683	14,535,417
MACOM Technology Solutions Holdings Inc (b)	1,263	460,540
Marvell Technology Inc	32,906	6,745,730
Micron Technology Inc	25,795	25,046,945
Monolithic Power Systems Inc	6,299	9,865,557
NVIDIA Corp	707,576	149,397,597
Rambus Inc (b)	7,997	1,163,244
Teradyne Inc	13,855	5,186,065
		328,668,781
Software - 3.3%
Cadence Design Systems Inc (b)	6,041	2,264,952
Crowdstrike Holdings Inc Class A (b)	4,239	3,098,709
Datadog Inc Class A (b)	11,981	2,963,500
Microsoft Corp	116,376	52,397,130
Oracle Corp	18,324	4,137,193
Palantir Technologies Inc Class A (b)	2,642	413,579
Palo Alto Networks Inc (b)	17,317	4,878,026
Rubrik Inc Class A (b)	8,767	689,349
Synopsys Inc (b)	12,828	6,101,253
Zoom Communications Inc Class A (b)	6,537	664,094
		77,607,785
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc	261,906	81,730,386
Dell Technologies Inc Class C	12,803	5,388,911
Seagate Technology Holdings PLC	9,862	8,676,588
Western Digital Corp	22,128	11,754,615
		107,550,500
TOTAL INFORMATION TECHNOLOGY		552,174,350
Materials - 2.3%
Chemicals - 0.6%
Albemarle Corp	6,255	1,103,507
Celanese Corp	21,294	1,131,350
Corteva Inc	83,799	6,559,787
Linde PLC	6,702	3,335,518
Westlake Corp (a)	23,981	2,082,270
		14,212,432
Construction Materials - 0.0%
Martin Marietta Materials Inc	3,694	2,148,578
Metals & Mining - 1.7%
Alcoa Corp	181,814	14,116,039
Coeur Mining Inc	143,645	2,775,221
Freeport-McMoRan Inc	63,286	4,158,523
Newmont Corp	35,950	3,947,670
Steel Dynamics Inc	53,589	13,941,178
		38,938,631
TOTAL MATERIALS		55,299,641
Real Estate - 0.3%
Health Care REITs - 0.2%
Ventas Inc	53,546	4,520,353
Industrial REITs - 0.1%
Prologis Inc	24,177	3,468,674
TOTAL REAL ESTATE		7,989,027
Utilities - 1.0%
Electric Utilities - 1.0%
American Electric Power Co Inc	16,158	2,046,733
Evergy Inc	47,214	3,873,436
Eversource Energy	65,265	4,455,642
NextEra Energy Inc	139,850	12,168,349
		22,544,160
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C (a)	11,731	482,848
TOTAL UTILITIES		23,027,008
TOTAL UNITED STATES		1,460,553,730
TOTAL COMMON STOCKS (Cost $1,001,926,013)		1,621,531,547

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
UNITED STATES - 0.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	2,500	410,800
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(c)(d)	11,300	779,135
Information Technology - 0.4%
Software - 0.4%
Anthropic PBC Series G (c)(d)	10,100	5,949,001
Anthropic PBC Series H (c)(d)	4,800	2,827,248
TOTAL INFORMATION TECHNOLOGY		8,776,249
TOTAL UNITED STATES		9,966,184
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,317,289)		9,966,184

Fixed-Income Funds - 30.5%
	Shares	Value ($)
Fidelity High Income Central Fund (g)	663,131	73,189,787
Fidelity Investment Grade Bond Central Fund (g)	6,558,349	645,013,645
TOTAL FIXED-INCOME FUNDS (Cost $730,133,892)		718,203,432

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.67	231,618	231,664
Fidelity Securities Lending Cash Central Fund (h)(i)	3.67	17,752,073	17,753,848
TOTAL MONEY MARKET FUNDS (Cost $17,985,512)			17,985,512

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,758,894,744)	2,370,082,692
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(16,144,167)
NET ASSETS - 100.0%	2,353,938,525

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Intel Corp	Chicago Board Options Exchange	658	7,545,944	170.00	8/2026	(388,220)

						(388,220)
TOTAL WRITTEN OPTIONS (Cost $(491,467))						(388,220)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,542,072 or 0.6% of net assets.

(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $7,545,944.
(f)	Affiliated fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $22,299,537.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	49,018

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series G	4/17/2025	461,976

Anthropic PBC Series G	1/27/2026	2,617,277

Anthropic PBC Series H	5/28/2026	2,827,246

Fidelity Private Credit Company LLC	6/6/2022 - 5/4/2026	2,532,038

Space Exploration Technologies Corp	10/25/2022	469,000

Waymo LLC Class B	4/22/2026	115,021

Waymo LLC Series D-2	2/2/2026	410,790

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,474,754	271,168,983	272,413,158	201,094	1,085	-	231,664	231,618	0.0%
Fidelity High Income Central Fund	68,656,711	4,411,702	-	3,906,780	-	121,374	73,189,787	663,131	5.0%
Fidelity Investment Grade Bond Central Fund	655,172,751	38,914,061	44,868,465	21,056,948	(875,503)	(3,329,199)	645,013,645	6,558,349	1.4%
Fidelity Securities Lending Cash Central Fund	637,500	161,095,211	143,978,714	23,961	(149)	-	17,753,848	17,752,073	0.1%
Total	725,941,716	475,589,957	461,260,337	25,188,783	(874,567)	(3,207,825)	736,188,944

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	2,219,093	229,859	-	229,859	-	(52,935)	2,396,017	256,461
	2,219,093	229,859	-	229,859	-	(52,935)	2,396,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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